Intangible assets	12 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets

7. Intangible assets

	March 31, 2014	March 31, 2013
Cost
Acquired technology	$29,600	$29,600
Customer relationships	17,500	17,500
Other intellectual property	3,918	3,999

	$51,018	$51,099
Accumulated amortization
Acquired technology	$29,600	$15,754
Customer relationships	17,500	10,296
Other intellectual property	3,469	2,091

	$50,569	$28,141
Net book value
Acquired technology	$—	$13,846
Customer relationships	—	7,204
Other intellectual property	449	1,908

	$449	$22,958

During the third quarter of fiscal 2014, the Company reassessed the estimated useful lives of certain of its intangible assets, due to a decline in the optical touch sensor market for desktop displays. The Company changed the estimated useful lives of these intangible assets to end March 31, 2014. The Company has determined that this adjustment is a change in accounting estimate and has accounted for the change prospectively. For the year ended March 31, 2014, the change in estimate increased amortization by $12,833, decreasing net income by $9,240 and earnings per share by $0.08 on a basic and $0.07 on a diluted basis. The effect of this change will decrease amortization expense and increase operating income by $9,452 and increase net income by $6,805 in the year ended March 31, 2015.

Amortization expense of finite-lived intangibles for the years ended March 31, 2014, 2013 and 2012 was $22,463, $9,571 and $9,573, respectively. The amount of amortization expense included in cost of sales amounted to $96, $0 and $0 for the years ended March 31, 2014, 2013 and 2012, respectively.

During the fourth quarter of fiscal 2014, the Company sold several internally generated intangible assets to a third party resulting in a gain on sale of $4,170.

Based on the carrying value of the identified intangible assets at March 31, 2014 and assuming no subsequent impairment of the underlying assets, the annual amortization expense for the next five years is expected to be as follows.

	Fiscal year ending March 31,
	2015	2016	2017	2018	2019
Amortization expense	$165	$72	$72	$62	$49